Income Taxes - Income/(Loss) Before Tax and Income Tax Expense/(Benefit) Attributable to that Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	$ 16.8	$ (20.9)	$ (67.9)
(Loss) before tax, U.S.	236.3	34.8	5.0
Income (loss) from operations before income taxes	402.6	(27.0)	35.1
Current tax (benefit)/expense, Non-U.S.	7.9	4.7	2.7
Current tax (benefit)/expense, U.S.	52.4	14.8	5.8
Current tax (benefit)/expense, Total	65.6	26.5	8.5
Deferred tax (benefit), Non-U.S.	0.3	(1.7)	(2.9)
Deferred tax (benefit), U.S.	3.0	(102.9)	0.0
Deferred tax, Total	(197.7)	(104.6)	(3.2)
Total tax expense/(benefit), Non-U.S.	8.2	3.0	(0.2)
Total tax expense/(benefit), U.S.	55.4	(88.1)	5.8
Total tax expense/(benefit)	(132.1)	(78.1)	5.3
Base erosion and anti-abuse (BEAT) expense	0.9	2.3	6.1
Bermuda
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	148.8	(103.3)	22.9
Current tax (benefit)/expense, Non-U.S.	0.0	0.0	0.0
Deferred tax (benefit), Non-U.S.	(201.1)	0.0	0.0
Total tax expense/(benefit), Non-U.S.	(201.1)	0.0	0.0
Net deferred tax asset, Bermuda	156.6
Opening tax loss adjustment	$ 44.5
Deferred tax asset, utilization period	10 years
U.K.
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	$ 0.7	62.4	75.1
Current tax (benefit)/expense, Non-U.S.	5.3	7.0	0.0
Deferred tax (benefit), Non-U.S.	0.1	0.0	(0.3)
Total tax expense/(benefit), Non-U.S.	$ 5.4	$ 7.0	$ (0.3)